Borrowings (Schedule Of Secured Borrowings And Pledged Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
TRS [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	$ 1,100.0
Pledged Assets	1,800.0
Rail [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	920.1	$ 1,179.7
Pledged Assets	1,336.1	1,575.7
Aerospace [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	2,137.5	2,411.7
Pledged Assets	3,732.2	3,914.4
Transportation Finance [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	3,057.6	3,591.4
Pledged Assets	5,068.3	5,490.1
Commercial Finance [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Pledged Assets	0.2
Business Capital [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	1,133.4	2,002.0
Pledged Assets	2,434.1	3,838.9
Commercial Banking [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	1,133.4	2,002.0
Pledged Assets	2,434.3	3,838.9
Non-Strategic Portfolios [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	552.8	675.3
Pledged Assets	$ 712.5	$ 889.1